Short-term loans (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of short term loans

	Maturity	Interest rate		June 30, 2026	June 30, 2025
Line of credit	N/A		Floating	$-	$-
RE Royalty	November 26, 2026		Fixed	3,000	3,000
Geddes Construction Loan	N/A		Floating	-	1,734
NY Green Bank credit facility	within 12 months of the drawing date		Fixed	3,891	-
Total		$		$6,891	$4,734